LOANS, Non-Accrual and Past Due Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	$ 1,046	$ 2,664
Interest forgone on non-accrual loans	78	200
Commercial Real Estate [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	978	2,064
Commercial Real Estate [Member] | Commercial ADC [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	42	5
Commercial Real Estate [Member] | Owner Occupied [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	932	2,031
Commercial Real Estate [Member] | Non-Owner Occupied [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	4	28
Commercial [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	0	25
Commercial [Member] | Commercial and Industrial [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	0	25
Residential Mortgage [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	61	541
Residential Mortgage [Member] | First Lien, Closed-End [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	57	86
Residential Mortgage [Member] | Junior Lien, Closed-End [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	4	455
Home Equity Lines [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	0	34
Consumer - Other [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	$ 7	$ 0